Share Capital (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Mar. 17, 2021 USD ($) shares	Mar. 25, 2019	Aug. 20, 2014 USD ($) shares	Oct. 01, 2019 USD ($) $ / shares shares	Nov. 15, 2018 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Classes of common shares							1
Common Shares, Conversion Basis							As part of the completion of the Poseidon Transaction, the outstanding shares of Class B common shares converted to Class A common shares on a one-for-one basis on January 2, 2019 and were also retrospectively adjusted for the one-for-eight reverse stock split.
Proceeds from offering of Class A common shares, net of offering costs | $							$ (74)	$ 50,710	$ 0
American Depository Share [Member]
Class of Stock [Line Items]
Net proceeds from issuance | $		$ 13,505					$ 18,847	$ 856
Shares issued							839,442	42,756
Common Shares [Member]
Class of Stock [Line Items]
Shares Issued During Period, Shares, New Issues					7,613,788	3,005,603	184,270	7,613,788	3,065,988
Proceeds from offering of Class A common shares, net of offering costs | $					$ 50,710
Shares Issued, Price Per Share | $ / shares					$ 7.25
Proceeds from Issuance or Sale of Equity | $					$ 55,200
Shares, Outstanding							17,741,008	17,556,738	9,942,950	6,876,962
Reverse Stock Split [Member] | Common Shares [Member]
Class of Stock [Line Items]
Shareholders' Equity Note, Reverse Stock Split, Conversion Ratio			8
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Depositary shares issued				1,400,000
Preferred shares dividend rate percentage							8.75%
Preferred shares issuance term description							On August 20, 2014, the Company issued 1,400,000 Series B Preferred Shares. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis.
Preferred Shares, Redemption Terms							At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Redemption price per share | $ / shares							$ 2,500
Redemption price per depositary share | $ / shares							25
Net proceeds from issuance | $				$ 33,497
Preferred shares, par value | $ / shares							$ 0.01	$ 0.01	$ 0.01
Preferred shares, shares outstanding							22,822	14,428
Series B Preferred Shares [Member] | American Depository Share [Member]
Class of Stock [Line Items]
Net proceeds from issuance | $		$ 8,721
Shares issued		354,583
Preferred shares, shares outstanding		3,545					8,394	428
Series B Preferred Shares [Member] | Installment 3 FY 2014 [Member]
Class of Stock [Line Items]
Dividend declaration date							Sep. 22, 2014
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Series C Preferred shares issued						250,000
Preferred shares, par value | $ / shares							$ 0.01	$ 0.01	$ 0.01
Preferred Shares Number Of Voting Rights							38.75
Convertible Preferred Shares, Terms of Conversion							Each Series C Preferred Share carries 38.75 votes and were converted in January 2021 after refinance of 2022 Notes to a total of 12,955,188 Class A common shares.
Preferred shares, shares outstanding							250,000	250,000
Series C Preferred Shares [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of stock shares converted	250,000
Common Class A [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of Stock shares issued	12,955,188